Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2014-SN1

2. Factor Summary	Asset Type:	Consumer Lease

3. Interest Summary	Closing Date:	3/5/2014

4. Collections and Distributions	Bloomberg Ticker:	ALLYL 2014-SN1

5. Collateral Summary	Monthly Period, Begin:	5/1/2016

	Monthly Period, End:	5/31/2016

6. Losses and Delinquencies	Determination Date:	6/15/2016

7. Credit Instruments	Distribution Date:	6/20/2016

ABS Investor Relations - Ally Financial Inc. as Servicer

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, Class C Notes, and the Secured Notes have not been and will not be registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. Accordingly, the Class B Notes, Class C Notes, and the Secured Notes are not transferable other than pursuant to an exemption under the Securities Act and satisfaction of other specified provisions of the AART Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

1. Distribution Summary

Class	CUSIP	Initial	Beginning	Note Interest	Principal	Interest	Total	Principal	Interest	Ending
		Principal Balance	Principal Balance	Rate	Distribution	Distribution	Distribution	Loss	Carryover	Principal Balance
							(3) + (4) = (5)		Shortfall	(1) - (3) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
Class A-1	02006NAA7	253,000,000.00	0.00	0.0021000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2a	02006NAB5	245,000,000.00	0.00	0.0052000	0.00	0.00	0.00	0.00	0.00	0.00
Class A-2b	02006NAE9	345,000,000.00	0.00	0.0063845	0.00	0.00	0.00	0.00	0.00	0.00
Class A-3	02006NAC3	310,000,000.00	2,321,006.48	0.0075000	2,321,006.48	1,450.63	2,322,457.11	0.00	0.00	0.00
Class A-4	02006NAD1	107,758,000.00	107,758,000.00	0.0095000	54,987,884.89	85,308.42	55,073,193.31	0.00	0.00	52,770,115.11
Class B	BCC26ICP2	84,820,000.00	84,820,000.00	0.0137000	0.00	96,836.17	96,836.17	0.00	0.00	84,820,000.00
Class C	BCC26ICQ0	50,122,000.00	50,122,000.00	0.0165000	0.00	68,917.75	68,917.75	0.00	0.00	50,122,000.00
AART Notes		1,395,700,000.00	245,021,006.48		57,308,891.37	252,512.97	57,561,404.34	0.00	0.00	187,712,115.11

Secured Note		1,427,630,965.56	323,211,446.10	0.0165000	57,308,891.37	444,415.74	57,753,307.11	0.00	0.00	265,902,554.73

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
Class A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2a	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-2b	0.0000000	0.0000000	0.0000000	0.0000000	0.00000000	0.0000000
Class A-3	7.4871177	7.4871177	0.0046795	7.4917971	0.00000000	0.0000000
Class A-4	1,000.0000000	510.2905111	0.7916667	511.0821778	0.00000000	489.7094889
Class B	1,000.0000000	0.0000000	1.1416667	1.1416667	0.00000000	1,000.0000000
Class C	1,000.0000000	0.0000000	1.3750000	1.3750000	0.00000000	1,000.0000000
Secured Note	226.3970549	40.1426508	0.3112960	40.4539468	0.00000000	186.2544041

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

	Beginning Factor	Ending Factor
Series 2014-SN1 Portfolio	259.8591095	225.1647237
Aggregate ABS Value	283.8757537	246.7157019
Secured Note	226.3970549	186.2544041

	Beginning Factor	Ending Factor
Note Pool Factor	175.5542068	134.4931684

3. Interest Summary

Class	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Note Interest Rate	Target Interest Distribution	Actual Interest Distribution	Beginning Interest Carryover Shortfall Amount	Interest Carryover Shortfall Amount Allocated/ (Repaid) (1)-(2)=(3)	Cumulative Interest Carryover Shortfall Amount
					(1)	(2)		(3)
Class A-1	5/20/2016	6/19/2016	Actual/360	0.0021000	0.00	0.00	0.00	0.00	0.00
Class A-2a	5/20/2016	6/19/2016	30/360	0.0052000	0.00	0.00	0.00	0.00	0.00
Class A-2b	5/20/2016	6/19/2016	Actual/360	0.0063845	0.00	0.00	0.00	0.00	0.00
Class A-3	5/20/2016	6/19/2016	30/360	0.0075000	1,450.63	1,450.63	0.00	0.00	0.00
Class A-4	5/20/2016	6/19/2016	30/360	0.0095000	85,308.42	85,308.42	0.00	0.00	0.00
Class B	5/20/2016	6/19/2016	30/360	0.0137000	96,836.17	96,836.17	0.00	0.00	0.00
Class C	5/20/2016	6/19/2016	30/360	0.0165000	68,917.75	68,917.75	0.00	0.00	0.00
Secured Note	5/20/2016	6/19/2016	30/360	0.0165000	444,415.74	444,415.74	0.00	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1
 4. Collections and Distributions

A. ACOLT
Collections
Monthly Lease Payments	7,656,257.67
Pull Ahead Payments	0.00
Warranty Payments	0.00
Administrative Purchase Payments	868,797.19
Sale Proceeds	56,467,707.17
Monthly Payment Advances	404,685.53
Residual Advances	56,163.85
Extended Lease Payments	0.00
Optional Purchase Price	0.00
Insurance Proceeds	0.00
Security Deposits	0.00
Other Amounts Received	818,534.26
ACOLT Collections	66,272,145.67

Reserve Fund Draw Amount	0.00
Reimbursement of Monthly Payment Advances	754,197.07
Reimbursement of Residual Advances	22,615.20
Total ACOLT Available Distribution Amount	65,495,333.40

Distributions
Total ACOLT Available Distribution Amount	65,495,333.40
Basic Servicing Fee	364,831.85
Secured Note Interest Distributable Amount	444,415.74
Secured Note Principal Distributable Amount	57,308,891.37
AART Collection Account Shortfall Amount	0.00
Reserve Account Deposit	0.00
Indenture Trustee expenses	0.00
Excess Total ACOLT Collection Amount to the ACOLT Certificateholder	7,377,194.44

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

B. AART
Collections
AART Collection Account Shortfall Amount	0.00
Secured Note Interest Distributable Amount	444,415.74
Secured Note Principal Distributable Amount	57,308,891.37
Warranty Payments and Administrative Purchase Payments	0.00
Amounts deposited into the AART Collection Account on the Optional Purchase Date	0.00
Total AART Collections/Available Amount	57,753,307.11

Distributions
Total AART Available Amount	57,753,307.11
Administration Fee	2,693.43
Aggregate Class A Interest Distributable Amount	86,759.05
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	96,836.17
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	68,917.75
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount	57,308,891.37
Indenture Trustee Expenses	0.00
Excess To Be Released to AART Certificateholders	189,209.34

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1
 5. Collateral Summary

A. Balances

	Initial	Beginning	Ending
Series 2014-SN1 Portfolio	1,721,763,341.70	447,415,888.77	387,680,367.17
Aggregate ABS Value	1,542,217,743.93	437,798,224.47	380,489,333.10
Secured Note	1,427,630,965.56	323,211,446.10	265,902,554.73
AART Notes	1,395,700,000.00	245,021,006.48	187,712,115.11
 There have been no lease assets or secured notes with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Number of Lease Assets

	Initial Number of Lease Assets	Beginning Number of Lease Assets	Scheduled Terminations	Early Terminations Not Default	Early Terminations Default	Repurchases	Other	Ending Number of Lease Assets
Deal Totals	66,270	23,885	1,012	1,914	9	50	2	20,898

C. Pool Composition - Weighted Averages

	Initial Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Initial Weighted Average Original Term	Beginning Weighted Average Original Term	Ending Weighted Average Original Term	Initial Weighted Average Remaining Term	Beginning Weighted Average Remaining Term	Ending Weighted Average Remaining Term
Deal Totals	2.4868000	2.6483000	2.6878000	36.02	37.98	38.04	25.24	5.24	4.63

D. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.25%	0.59%	0.46%	0.65%	0.78%	0.50%	0.49%	0.81%	0.79%	0.43%	0.49%	0.56%	0.41%	0.73%	0.80%	1.07%	0.99%	1.08%	1.04%	1.26%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.16%	1.34%	1.53%	1.78%	1.81%	1.54%	0.91%	1.48%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

6. Losses and Delinquencies

	Early Term Defaults					Returned Vehicles Sold
	Average ABS Value	Number of Early Term Defaults	Net Loss (Gain)	Average Net Loss (Gain)	Charge-Off Ratio	Aggregate ABS Value	Residual Loss (Gain)	Residual Loss Ratio
Current	409,143,778.79	9	7,982.93	886.99	0.023	50,832,910.40	(6,292,457.99)	(12.38)
Preceding	466,323,065.89	13	2,270.63	174.66	0.006	49,886,008.51	(5,877,276.04)	(11.78)
Next Preceding	528,296,465.85	16	(21,369.04)	(1,335.57)	(0.049)	58,954,562.82	(7,128,282.13)	(12.09)
Third Preceding	590,371,181.75	22	58,138.77	2,642.67	0.118	Three Month Average		(12.08)
Four Month Average					0.025

Aggregate ABS Value					146,240.77			50,832,910.40
Residual Advance Reimb.					N/A			22,615.20
Aggregate Sales Proceeds					134,334.10			56,333,373.07
Excess Wear/Mileage Charges					849.00			216,034.40
Other Amounts Received					3,074.74			598,576.12
Current Net Losses (Gains)					7,982.93			(6,292,457.99)

Beginning Cum Net Losses (Gains)					123,301.04			(99,345,700.13)
Current Net Losses (Gains)					7,982.93			(6,292,457.99)
Ending Cum Net Losses (Gains)					131,283.97			(105,638,158.12)

				Delinquencies
Delinquency Stratification	Amount	Number of Leases	Percent Delinquent		Average ABS Value	Over 60 Days	Percent Delinquent
31 - 60 days	3,073,658.58	179	0.8078	Current	409,143,778.79	835,576.62	0.204
61 - 90 days	633,345.08	37	0.1665	Preceding	466,323,065.89	643,207.01	0.138
91 - 120 days	202,231.54	11	0.0532	Next Preceding	528,296,465.85	680,956.71	0.129
> 120 days	0.00	0	0.0000	Three Month Average			0.157
There have been no material changes related to delinquencies, charge-offs, or uncollectible amounts. The information contained in this reporting is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2014-SN1.

Statement to Securityholder

Ally Auto Receivables Trust 2014-SN1

7. Credit Instruments

Accounts and Advances

Account	Initial Balance	Beginning Balance	Additions	Reductions	Ending Balance	Required Amount

Reserve Account	7,711,088.72	7,711,088.72	0.00	0.00	7,711,088.72	7,711,088.72
Monthly Payment Advances	1,335,970.25	1,322,585.46	404,685.53	754,197.07	973,073.92	N/A
Residual Advances	0.00	185,552.85	56,163.85	22,615.20	219,101.50	N/A
Payments Ahead	3,062,796.46	1,267,631.93	235,746.54	442,809.10	1,060,569.37	N/A

8. Performance Tests

ACOLT Event of Default	All Tests Passed
AART Event of Default	All Tests Passed
Administrator Default	All Tests Passed
Servicer Default	All Tests Passed
Aggregate Overcollateralization Target reached?	OC Target has been Reached
Initial Aggregate Overcollateralization Amount	146,517,743.93
Current Aggregate Overcollateralization Amount	192,777,217.99
Overcollateralization Target Amount	192,777,217.99
Initial ACOLT Overcollateralization Amount	114,586,778.37
Current ACOLT Overcollateralization Amount	114,586,778.37
Initial AART Overcollateralization Amount	31,930,965.56
Current AART Overcollateralization Amount	78,190,439.62
This Servicer Certificate relates only to AART 2014-SN1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2014-SN1 will perform in the future. There have been no material modifications, waivers or extensions relating to the terms of or fees, penalties or payments on pool assets during the distribution period or that cumulatively, have become material over time.